ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)

COMMON STOCKS - 62.7%	Shares	Value
Agricultural & Farm Machinery - 0.5%
AGCO Corp.	533	$51,685

Apparel, Accessories & Luxury Goods - 0.4%
Hanesbrands, Inc. (a)	6,734	40,606

Application Software - 0.8%
DocuSign, Inc. (a)	670	55,724
Zoom Communications, Inc. - Class A (a)	403	29,701
		85,425

Asset Management & Custody Banks - 2.5%
Ameriprise Financial, Inc.	254	136,474
Bank of New York Mellon Corp.	833	74,096
Northern Trust Corp.	550	60,621
		271,191

Automotive Parts & Equipment - 2.2%
BorgWarner, Inc.	3,405	101,367
Lear Corp.	1,378	129,518
		230,885

Automotive Retail - 1.5%
Lithia Motors, Inc.	467	160,853

Biotechnology - 1.1%
Biogen, Inc. (a)	453	63,646
BioMarin Pharmaceutical, Inc. (a)	748	53,228
		116,874

Brewers - 1.4%
Molson Coors Beverage Co. - Class B	2,401	147,157

Broadcasting - 0.3%
Nexstar Media Group, Inc.	185	31,293

Cable & Satellite - 0.3%
Sirius XM Holdings, Inc.	1,147	27,746

Casinos & Gaming - 0.9%
Boyd Gaming Corp.	1,262	96,240

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

COMMON STOCKS - 62.7% (CONTINUED)	Shares	Value
Commercial & Residential Mortgage Finance - 1.2%
Essent Group Ltd.	1,396	$80,438
Federal Agricultural Mortgage Corp. - Class C	228	47,668
		128,106

Commodity Chemicals - 0.2%
Olin Corp.	936	23,765

Construction Machinery & Heavy Transportation Equipment - 0.5%
Allison Transmission Holdings, Inc.	481	48,942

Consumer Finance - 1.4%
Capital One Financial Corp.	470	94,258
SLM Corp.	1,878	56,697
		150,955

Diversified Banks - 0.5%
US Bancorp	1,238	58,062

Electric Utilities - 0.5%
American Electric Power Co., Inc.	512	54,298

Electronic Manufacturing Services - 0.6%
Flex Ltd. (a)	1,577	59,753

Fertilizers & Agricultural Chemicals - 1.6%
Corteva, Inc.	1,722	108,452
Mosaic Co.	2,831	67,717
		176,169

Food Retail - 0.4%
Kroger Co.	694	44,985

Footwear - 1.0%
Crocs, Inc. (a)	307	30,568
Skechers USA, Inc. - Class A (a)	1,209	73,737
		104,305

Health Care Equipment - 1.3%
Envista Holdings Corp. (a)	2,358	47,113
Zimmer Biomet Holdings, Inc.	900	93,888
		141,001

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

COMMON STOCKS - 62.7% (CONTINUED)	Shares	Value
Health Care Facilities - 1.6%
Tenet Healthcare Corp. (a)	1,069	$135,325
US Physical Therapy, Inc.	507	41,077
		176,402

Health Care Services - 0.8%
CVS Health Corp.	1,280	84,122

Home Furnishings - 0.6%
Somnigroup International, Inc.	1,077	68,799

Homebuilding - 0.8%
Meritage Homes Corp.	1,177	85,297

Hotels, Resorts & Cruise Lines - 2.6%
Expedia Group, Inc. (a)	846	167,474
Norwegian Cruise Line Holdings Ltd. (a)	2,316	52,619
Wyndham Hotels & Resorts, Inc.	505	54,707
		274,800

Industrial Machinery & Supplies & Components - 0.5%
Otis Worldwide Corp.	518	51,686

Investment Banking & Brokerage - 0.9%
Jefferies Financial Group, Inc.	642	42,501
LPL Financial Holdings, Inc.	153	56,876
		99,377

Leisure Products - 0.4%
Mattel, Inc. (a)	2,207	47,009

Life Sciences Tools & Services - 1.6%
Avantor, Inc. (a)	1,827	30,511
Charles River Laboratories International, Inc. (a)	204	33,723
ICON PLC (a)	538	102,231
		166,465

Managed Health Care - 2.9%
Centene Corp. (a)	2,235	129,988
Humana, Inc.	463	125,204
Molina Healthcare, Inc. (a)	182	54,804
		309,996

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

COMMON STOCKS - 62.7% (CONTINUED)	Shares	Value
Motorcycle Manufacturers - 0.6%
Harley-Davidson, Inc.	2,427	$62,520

Oil & Gas Equipment & Services - 0.6%
Halliburton Co.	2,331	61,468

Oil & Gas Exploration & Production - 1.6%
Canadian Natural Resources Ltd.	2,901	82,011
Diamondback Energy, Inc.	555	88,223
		170,234

Oil & Gas Refining & Marketing - 1.8%
Phillips 66	333	43,187
Valero Energy Corp.	629	82,229
World Kinect Corp.	2,109	63,143
		188,559

Oil & Gas Storage & Transportation - 1.9%
Cheniere Energy, Inc.	370	84,567
Energy Transfer LP	6,031	116,338
		200,905

Other Specialty Retail - 0.5%
Ulta Beauty, Inc. (a)	136	49,825

Packaged Foods & Meats - 0.7%
J M Smucker Co.	431	47,638
Nomad Foods Ltd.	1,752	33,113
		80,751

Paper & Plastic Packaging Products & Materials - 1.3%
Graphic Packaging Holding Co.	5,328	142,151

Passenger Airlines - 1.1%
Alaska Air Group, Inc. (a)	794	57,390
Delta Air Lines, Inc.	1,008	60,601
		117,991

Passenger Ground Transportation - 0.7%
Avis Budget Group, Inc. (a)	429	33,895
Lyft, Inc. - Class A (a)	2,981	39,767
		73,662

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

COMMON STOCKS - 62.7% (CONTINUED)	Shares	Value
Personal Care Products - 1.5%
Kenvue, Inc.	6,676	$157,554

Pharmaceuticals - 0.8%
Viatris, Inc.	9,829	90,722

Property & Casualty Insurance - 2.8%
Arch Capital Group Ltd.	1,202	111,678
Assured Guaranty Ltd.	615	53,708
Axis Capital Holdings Ltd.	647	62,681
First American Financial Corp.	703	46,180
Global Indemnity Group LLC - Class A	887	29,635
		303,882

Real Estate Services - 1.1%
Cushman & Wakefield PLC (a)	5,032	59,831
Jones Lang LaSalle, Inc. (a)	198	53,834
		113,665

Regional Banks - 1.0%
East West Bancorp, Inc.	370	34,939
Wintrust Financial Corp.	558	69,454
		104,393

Reinsurance - 2.2%
Everest Group Ltd.	361	127,513
Reinsurance Group of America, Inc.	235	47,632
RenaissanceRe Holdings Ltd.	266	63,207
		238,352

Research & Consulting Services - 0.3%
Equifax, Inc.	150	36,780

Security & Alarm Services - 0.5%
Brink's Co.	587	55,201

Semiconductor Materials & Equipment - 0.7%
Photronics, Inc. (a)	1,333	27,780
Teradyne, Inc.	417	45,811
		73,591

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

COMMON STOCKS - 62.7% (CONTINUED)	Shares	Value
Semiconductors - 0.6%
First Solar, Inc. (a)	287	$39,084
Microchip Technology, Inc.	462	27,193
		66,277

Technology Distributors - 1.3%
Arrow Electronics, Inc. (a)	572	61,816
TD SYNNEX Corp.	592	81,394
		143,210

Trading Companies & Distributors - 1.3%
Beacon Roofing Supply, Inc. (a)	481	55,517
WESCO International, Inc.	481	86,806
		142,323

Transaction & Payment Processing Services - 4.0%
Fidelity National Information Services, Inc.	1,660	118,059
Global Payments, Inc.	1,952	205,507
PayPal Holdings, Inc. (a)	779	55,348
Western Union Co.	4,327	46,861
		425,775
TOTAL COMMON STOCKS (Cost $6,338,624)		6,714,040

EXCHANGE TRADED FUNDS - 34.9%
Vanguard Mid-Cap ETF	4,104	1,110,173
Vanguard Mid-Cap Value ETF	6,401	1,062,054
Vanguard Small-Cap ETF (b)	2,280	541,705
Vanguard Small-Cap Value ETF	5,143	1,017,234
TOTAL EXCHANGE TRADED FUNDS (Cost $3,306,774)		3,731,166

REAL ESTATE INVESTMENT TRUSTS - 2.2%
Industrial REITs - 0.3%
Americold Realty Trust, Inc.	1,443	33,088

Mortgage REITs - 1.4%
Ellington Financial, Inc.	4,123	59,165
Redwood Trust, Inc.	6,308	42,137
Starwood Property Trust, Inc.	2,423	49,720
		151,022

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 2.2%	Shares	Value
Multi-Family Residential REITs - 0.5%
Equity Residential	740	$54,886
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $216,665)		238,996

SHORT-TERM INVESTMENTS - 4.9%
Investments Purchased with Proceeds from Securities Lending - 4.7%
First American Government Obligations Fund - Class X, 4.29% (c)	504,000	504,000

Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.29% (c)	20,660	20,660
TOTAL SHORT-TERM INVESTMENTS (Cost $524,660)		524,660

TOTAL INVESTMENTS - 104.7% (Cost $10,386,723)		$11,208,862
Liabilities in Excess of Other Assets - (4.7%)		(499,441)
TOTAL NET ASSETS - 100.0%		$10,709,421

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of February 28, 2025. The total market value of these securities was $498,939 which represented 4.7% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF

Summary of Fair Value Disclosures as of February 28, 2025 (Unaudited)

Alpha Blue Capital US Small-Mid Cap Dynamic ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$6,714,040	$—	$—	$6,714,040
Exchange Traded Funds	3,731,166	—	—	3,731,166
Real Estate investment Trusts	238,996	—	—	238,996
Investments Purchased with Proceeds from Securities Lending	504,000	—	—	504,000
Money Market Funds	20,660	—	—	20,660
Total Investments	$11,208,862	$—	$—	$11,208,862

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended February 28, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.